Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Guarantor Obligations [Line Items]
Amount of Obligations under Gurantees	¥ 61,313,000	¥ 76,667,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	Over 5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,650,043	1,846,712
Allowance for off-balance sheet instruments	¥ 36,466	46,751
Lending-related commitments which expire within one year, in approximate percentage	66.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	32.00%
Lending-related commitments which expire after five years, in approximate percentage	2.00%
Portion Syndicated out to Third Parties [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Gurantees	¥ 378,200	263,300
Segregated Records of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Gurantees	8,636,000	8,291,000
Options Sold [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Gurantees	¥ 1,606,885	¥ 1,801,305